Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Trade and other payables

A5. Trade and other payables

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Trade payables	357	351
Social security and other taxes	95	88
Other payables[1]	94	126
Accruals[1]	322	341
Contract liabilities[2]	254	259
Deferred consideration	17	21
Contingent consideration[3]	76	70
Total[1]	1,215	1,256

Analysed as follows:
Other payables[1]	31	51
Deferred consideration	—	1
Contingent consideration[3]	40	38
Total non-current portion[1]	71	90
Current portion[1]	1,144	1,166
Total[1]	1,215	1,256
1.

Accruals and non-current other payables have been retrospectively adjusted in 2022 by an increase of £4m and £9m respectively, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

3.	Contingent consideration includes put option liability of £32m (2022: £45m).

Other than the put options, there are no liabilities in the table above that bear interest or are discounted, and therefore the cash flows are equal to the carrying value of the liabilities. Cash is due to flow between one and five years for all non-current liabilities and not beyond. Fair value is equal to carrying value for all trade and other payables. There is no material difference between the fair value and carrying value for all trade and other payables.

Put options are held following the acquisition of PCI in 2017, where the seller may require the Group to purchase the remaining shares of the business in stages over a fixed term between 2023 and 2027. The put options are accounted for as an anticipated acquisition of the remaining shares and no non-controlling interest is recognised. The Group recognised a put option liability for the anticipated acquisition of these shares in contingent consideration, and any movements in the carrying value are recognised through equity. During the year, the seller exercised the first put option, selling 8% of the share capital of the company to the Group, making the Group’s total shareholding in PCI 65%.

Given the volume of acquisitions and the variety of inputs to the valuation of contingent consideration (depending on each transaction), there is not considered to be any change in input that would have a material impact on the contingent consideration liability.

The currency split of trade and other payables is as follows:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Pound sterling	164	174
Euro	238	241
US dollar[1]	542	576
Other currencies	271	264
Carrying value[1]	1,215	1,256
1.

Accruals and non-current other payables have been retrospectively adjusted in 2022 by an increase of £4m and £9m respectively, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

The ageing of trade payables is as follows:

	2023	2022
	£m	£m
Less than one year	357	351
Between one and five years	—	—
More than five years	—	—
Total	357	351

Maturity analysis for lease liabilities is included in Note B4, and other financial liabilities in Note C6.